Note 21 - Income Taxes (Details) - Gross Reserves For Uncertain Tax Positions Excluding Accrued Interest and Penalties: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Gross Reserves For Uncertain Tax Positions Excluding Accrued Interest and Penalties: [Abstract]
Gross unrecognized tax benefits	$ 33,474	$ 9,377
Additions for tax positions from prior years	262	17,104
Reduction in reserve due to statute barred	(356)
Reductions for tax positions from prior years(a)	(17,387)	(3,513)
Additions for tax positions related to the current year		10,388
Currency translation adjustment	(638)	118
Gross unrecognized tax benefits	$ 15,355	$ 33,474